Revenue and Segment Information	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Revenue and Segment Information
5.	REVENUE AND SEGMENT INFORMATION

In accordance with the Group’s internal financial reporting, the Group has identified operating segments based on similar economic characteristics, products and services and delivery methods. The Group determines its operating segments based on the report reviewed by the directors of the Company, who are also the chief operating decision makers, to make strategic decisions.

Information reported to the Group’s chief operating decision makers for the purposes of resource allocation and performance assessment focuses specifically on the sales channels through which the Group’s steel wheels are sold. Accordingly, the Group categorizes its business into three operating segments, namely (i) PRC OEM sales; (ii) PRC aftermarket sales; and (iii) International sales.

•	PRC OEM sales - production and sales of steel and aluminum wheels to vehicle manufacturers in the PRC.

•	PRC aftermarket sales - production and sales of steel and aluminum wheels to distributors in the PRC.

•	International sales - production and sales of steel wheels to distributors and vehicle manufacturers outside the PRC.

The Group’s chief operating decision makers make decisions according to the operating results of each segment. Information of segment assets and liabilities is not regularly provided to nor part of the regular reports reviewed by the Group’s chief operating decision makers for the purpose of resources allocation and performance assessment. Accordingly, only segment results are presented.

Segment result represents the profit earned by each segment without adjustments of sales gross up from netting off selling expense, provision of sales rebates and discount, fair value adjustments arising from acquisition of subsidiaries and amortization of capitalized general borrowing costs of qualifying assets, unrealized profit, and without allocation of other income, gain and loss, net exchange gain (loss), selling and distribution costs, research and development expenses, administrative expenses, finance costs, income tax expenses. This is the measure reported to the chief operating decision makers for the purposes of resource allocation and assessment of segment performance.

An analysis of the Group’s revenue and segment results by operating and reportable segments for the years are as follows:

	PRC OEM sales			PRC aftermarket sales			International sales			Consolidated
	2016	2017	2018	2016	2017	2018	2016	2017	2018	2016	2017	2018	2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue from external customers	856,727	1,533,044	1,758,057	1,028,018	914,303	1,008,824	365,916	383,182	384,699	2,250,661	2,830,529	3,151,580	458,378
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	5,621	4,832	4,339	5,621	4,832	4,339	631
Provision of sales rebates and discount	—	—	—	(6,749)	(4,374)	(6,305)	—	—	—	(6,749)	(4,374)	(6,305)	(917)

Total consolidated net revenue, as reported	856,727	1,533,044	1,758,057	1,021,269	909,929	1,002,519	371,537	388,014	389,038	2,249,533	2,830,987	3,149,614	458,092

Segment result (gross profit before reconciliation)	133,315	213,091	232,992	210,240	142,612	127,540	51,607	30,148	17,828	395,162	385,851	378,360	55,030
Reconciliation adjustments
Gross up adjustment to reverse net off of selling expense	—	—	—	—	—	—	5,621	4,832	4,339	5,621	4,832	4,339	631
Provision of sales rebates and discount	—	—	—	(6,749)	(4,374)	(6,305)	—	—	—	(6,749)	(4,374)	(6,305)	(917)
Unrealized profit	(918)	1,071	(113)	—	—	—	—	—	—	(918)	1,071	(113)	(16)
Fair value adjustments arose from acquisition of subsidiaries
- Additional depreciation of property, plant and equipment	(602)	(773)	(793)	(491)	(333)	(328)	(188)	(152)	(137)	(1,281)	(1,258)	(1,258)	(183)
- Additional amortization of prepaid lease payments	(754)	(987)	(1,012)	(615)	(424)	(419)	(236)	(194)	(174)	(1,605)	(1,605)	(1,605)	(233)
- Amortization of capitalized general borrowing cost of qualifying assets	(1,273)	(1,801)	(2,252)	(1,041)	(774)	(932)	(400)	(354)	(388)	(2,714)	(2,929)	(3,572)	(520)

Total consolidated gross profit, as reported	129,768	210,601	228,822	201,344	136,707	119,556	56,404	34,280	21,468	387,516	381,588	369,846	53,792

Other income, gains and losses										11,680	21,171	16,089	2,340
Net exchange gain (loss)										2,546	(3,521)	1,250	182
Selling and distribution costs										(181,911)	(173,800)	(174,774)	(25,420)
Research and development expenses										(84,639)	(57,419)	(51,760)	(7,528)
Administrative expenses										(139,377)	(130,203)	(144,454)	(21,010)
Finance costs										(21,387)	(21,375)	(23,210)	(3,376)

(Loss) profit before taxation										(25,572)	16,441	(7,013)	(1,020)
Income tax expense										(352)	(7,389)	(969)	(141)

(Loss) profit for the year										(25,924)	9,052	(7,982)	(1,161)

The Group’s products can be categorized into tubed steel wheels, tubeless steel wheels, off-road steel wheels, aluminum wheels and wheel components. The categorization is mainly based on the type of vehicles to which the respective product is assembled as well as the product’s component composition. Revenue from these products is as follows:

	2016	2017	2018	2018
	RMB’000	RMB’000	RMB’000	US$’000

Tubed steel wheels	1,227,862	1,286,535	1,452,696	211,286
Tubeless steel wheels	818,488	1,242,528	1,294,187	188,232
Off-road steel wheels	36,593	51,451	48,917	7,115
Aluminum wheels	103,759	191,868	281,150	40,891
Wheel components	62,831	58,605	72,664	10,568

Total consolidated revenue	2,249,533	2,830,987	3,149,614	458,092

Geographical information

The Group’s operations are located in the PRC. The following table provides an analysis of the Group’s sales by geographical markets based on locations of customers:

	2016	2017	2018	2018
	RMB’000	RMB’000	RMB’000	US$’000

The PRC (country of domicile)	1,877,996	2,442,973	2,760,577	401,509
Thailand	49,148	35,824	39,808	5,790
Vietnam	31,866	40,058	37,294	5,424
Indonesia	25,556	35,597	33,225	4,832
Malaysia	25,624	33,042	32,145	4,675
South Korea	31,364	12,757	17,731	2,579
Others*	207,979	230,736	228,834	33,283

	2,249,533	2,830,987	3,149,614	458,092

*	No further analysis by countries in this category is presented because the revenue from each individual country is insignificant to the total revenue.

All the Group’s non-current assets are located in the PRC.

Information about major customers

No single customer contributed 10% or more of total sales to the Group during each of the years ended December 31, 2016, 2017 and 2018.